Summary of Significant Accounting Policies (Policies)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements do not include all the information and footnotes required by the U.S. GAAP for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with the U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of the Company’s management, the unaudited condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Company’s financial position as of March 31, 2026, and results of operations and cash flows for the six months ended March 31, 2026, 2025 and 2024. The consolidated balance sheet as of September 30, 2025 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by the U.S. GAAP. Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period. These financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended September 30, 2025, 2024 and 2023, and related notes included in the Company’s audited consolidated financial statements.

The unaudited condensed consolidated financial statements include the financial statements of the Company. All intercompany transactions and balances among the Company have been eliminated upon consolidation.

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company, and each of the following entities as of March 31, 2026:

	Place of	Attributable	Registered/Issued
Name of Company	Incorporation	equity interest %	Capital
Zenta Group Company Limited	Macau	100	MOP100,000
Lason Investment Consulting Company Limited	Macau	100	MOP100,000
Lason Management Service Limited	Macau	100	MOP100,000
Lapis Financial Technology Limited	Macau	100	MOP100,000

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but not limited to, revenue recognition, allowance for expected credit loss, amortization of intangible assets, impairment of long-lived assets, allowance for deferred tax assets, recognition and measurement of operating lease ROU assets and operating lease liabilities. Actual results could differ from the estimates, and as such, differences could be material to the unaudited condensed consolidated financial statements.

Adoption of new accounting standard

Adoption of new accounting standard

In December 2023, the FASB issued ASU 2023-09 — Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). This standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For all other entities, the standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Company adopted ASU 2023-09 on October 1, 2025, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows.

Cash	Cash Cash include balances maintained with banks in Macau that can be added or withdrawn without limitation.
Receivables from customers, net

Receivables from customers, net

Receivables from customers represented amounts due from the Company’s customers and are measured at amortized cost less an allowance for expected credit loss as needed. The allowance for expected credit loss is the Company’s best estimate of the amount of probable credit losses in the Company’s existing receivables from customers. The Company assess the allowance by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. The Company determines the expected credit loss based on aging data, historical collection experience, customer specific facts, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect our ability to collect from customers. Balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of March 31, 2026 and September 30, 2025, the balance of allowance for expected credit loss against receivables from customers were $3,652 and $3,758, respectively.

Expected credit loss

Expected credit loss

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company applied the expected credit loss to receivables from customers and other financial instruments.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Prepaid expenses

Prepaid expenses

Prepaid expenses are comprised of prepaid marketing expenses, consultancy fees, professional fees and office supplies. These amounts are recognized as expenses on a straight-line basis over the relevant non-cancellable contract term or expected benefit period, so the balances are realized over the life of the underlying arrangements, with the portion expected to be expensed within the next twelve months classified as current and the remainder as non-current. Prepaid expenses are not subject to expected credit loss assessment, as they represent advance payments for goods or services to be received from counterparties rather than contractual rights to receive cash.

Deposits and other assets, net

Deposits and other assets, net

Deposits and other assets are comprised of other receivables and deposits, including rental deposit, deposit paid for purchase of intangible assets and good faith deposit. The Company reviews deposits and other assets on a regular basis and also makes specific allowance if there is strong evidence indicating that deposits and other assets are likely to be unrecoverable. As of March 31, 2026 and September 30, 2025, the balance of allowance for expected credit loss against deposits and other assets were $2,370 and $3,301, respectively.

Leases

Leases

On October 1, 2020, the Company adopted ASC 842 — Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similarly owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

As of March 31, 2026 and September 30, 2025, there were approximately $37,050 and $69,284 ROU assets, and approximately $39,425 and $73,245 lease liabilities, based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using a mortgage interest rate offered by a bank in Macau at prime rate minus 3% was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

The Company evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of March 31, 2026 and September 30, 2025, the Company did not recognize any impairment loss against its ROU assets.

Office equipment, net

Office equipment, net

Office equipment is stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of office equipment are 3 to 4 years.

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statements of operations and comprehensive (loss) income under other income or expenses.

Intangible assets, net

Intangible assets, net

Intangible assets acquired separately are initially recognized at cost. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite useful lives are amortized on a straight-line basis over their expected useful lives, while intangible assets with indefinite useful lives are not amortized but are subject to annual impairment testing.

The Company’s intangible assets consist of (i) a fintech solution, which is an AI-driven algorithmic platform offering a range of fintech services, including algorithmic and big data models to its customers, and (ii) a blockchain system, which is a proprietary distributed-ledger technology platform designed to support secure, transparent, and efficient transaction processing and to enable the provision of blockchain-based services to its customers.

Management has assessed the useful life of intangible assets to be three years, based on an external valuation report and the estimated economic benefits derived from its use.

As of March 31, 2026 and September 30, 2025, the Company did not recognize any impairment losses against its intangible assets.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Business combination

Business combination

Upon acquisition of a company, the Company determines if the transaction is a business combination defined by ASC 805, Business Combinations (“ASC 805”), which shall be accounted for using the acquisition method of accounting. Under the acquisition method, once control of a business is obtained, the assets acquired and liabilities assumed, including amounts attributed to non-controlling interests, are recorded at fair value. The Company uses its best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. The determination of the fair values is based on estimates and judgments made by management. By contrast, the acquisition of an asset or group of assets (and possibly the assumption of any liabilities) that do not meet the definition of a business in ASC 805 is accounted for using a cost accumulation model. In a cost accumulation model, the cost of the acquisition, including certain transaction costs, is allocated to the assets acquired on the basis of their relative fair values.

Investments in subsidiaries

Investments in subsidiaries

Subsidiaries are entities controlled by ZGCL Cayman. ZGCL Cayman controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether ZGCL Cayman has power, only substantive rights (held by ZGCL Cayman and other parties) are considered. ZGCL Cayman shall deconsolidate a subsidiary or derecognize a group of assets as of the date ZGCL Cayman ceases to have a controlling financial interest in that subsidiary or group of assets.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets, including office equipment, intangible assets and ROU assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future pre-tax cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of March 31, 2026 and September 30, 2025, no impairment of long-lived assets were recognized.

Revenue recognition

Revenue recognition

Revenue from contracts with customers

The Company follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In accordance with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

The Company’s principal revenue streams include:

Administrative services fees

The Company enters into a distinct administrative services agreement with its customer, handling and managing routine corporate matters in return for a fixed service fee.

The Company is obligated to provide administrative services, which include handling and managing corporate documents, maintaining and updating corporate changes and registrations, providing registered offices, and filing income tax returns.

The Company considers each element of the services within the contract to be distinct. Nevertheless, the Company concludes that the nature of the contract is to provide integrated administrative services over the term of the contract rather than a specific quantity of specified services. The activities in providing these services can vary significantly from day to day. However, these routine services are essential to fulfill the Company’s obligation to provide integrated administrative services. Therefore, the integrated administrative services transferred to the customer are substantially the same each month; that is, the customer receives substantially the same benefit each month.

The Company concludes that each increment of service is distinct, meets the criteria for recognizing revenue over time, and uses the same method for measuring progress. The performance obligation is satisfied over time in accordance with paragraph 606-10-25-27(a) because the customer simultaneously receives and consumes the benefits of the Company’s performance as each administrative transaction is processed. The fact that another entity would not need to re-perform the work that the Company has provided to date also demonstrates that the customer simultaneously receives and consumes the benefits as the Company performs.

The Company further concludes that the integrated administrative services represent a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customers, satisfying the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

The Company promises to provide a set of integrated administrative services (stand-ready obligations) over a fixed period, with the customer having no explicit limit on the use of services within this period. The Company determines that its promise to the customer is to provide a service of making the integrated administrative work available as needed. The extent of the customers’ request for the administrative work does not affect the remaining services to which the customer is entitled. As suggested above, the Company determines that the customer benefits largely evenly from the Company’s services of making the administrative service available throughout the contract period. The integrated administrative services transferred to the customer are substantially the same during each particular month; that is, the customer receives substantially the same benefit each month. Therefore, the Company concludes that the best measure of progress toward complete satisfaction of the performance obligation over time is a time-based measure, and it recognizes revenue on a straight-line basis throughout the contract period.

According to the agreement, the customer is required to pay a monthly fee for administrative services. In practice, the Company issues invoices to customer on a quarterly basis for these services, consolidating three months of fees into one invoice and payment is due from the date of billing. The customer pays before the end of the quarters.

On July 1, 2025, the Company terminated the administrative services agreement, and no administrative services fees has been generated from July 1, 2025.

Fintech service fees – algorithm and big data

The Company enters into distinct fintech services agreements with its customers to provide algorithms and big data models for the customers’ use in return for a fintech service fee. There are two types of arrangement entered, i.e. (i) brokering the algorithms and big data models on behalf of the vendor and (ii) providing fintech services related to the algorithms and big data models directly to the customers.

Brokering the algorithms and big data models

The Company brokered the algorithms and big data models on behalf of the vendor until it acquired the related fintech solution from the vendor in August 2024. The Company enters into distinct fintech services agreements with its customer to provide algorithms and big data models developed by a vendor for the customer’s use in return for a fintech service fee.

The Company accounts for the fintech services related to the brokering of algorithms and big data models as a single performance obligation in accordance with ASC 606-10-25-14(b). This is because it provides a series of distinct services that are substantially the same by making the algorithms and big data models available for the customers’ use during a fixed period, and these services have the same pattern of transfer (the services transfer to the customer over time and use the same method to measure progress — that is, a time-based measure of progress).

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

As stated in the agreement, the pricing structure for the fintech services related to the provision of algorithms and big data models includes a fixed component based on a predetermined amount of usage (i.e., a minimum usage requirement) and a variable component that is charged if the customer exceeds the predetermined amount (i.e., “overage fees”). In addition, if the customer does not meet the minimum usage requirement in any month, the shortfall is carried over to the following month.

Because the minimum usage requirements can change each month and the usage-based fees are related to a specific outcome, the allocation of the variable consideration to each distinct service period (e.g., each month) cannot meet the allocation objective. This means that the usage-based pricing may not represent the amount of consideration to which the entity expects to be entitled upon the transfer of each distinct service, which is based on each increment of time within the series. Therefore, any overage fees for a particular month may not (1) be solely associated with that month or (2) reflect the value of the specific outcome associated with the overage. Accordingly, the Company does not qualify to apply the variable consideration allocation exception set out under ASC 606-10-32-40 and is required to estimate the amount of variable consideration to which it would be entitled at contract inception.

The Company believes that the most likely amount method is the preferred method for predicting the amount of consideration to which it will be entitled. Under the most likely amount method, based on the Company’s best estimate, the Company does not expect that usage exceeding the predetermined amount will occur during the brokering services period. Therefore, the minimum usage requirement as determined in the agreement is the most likely amount that the Company would be entitled to.

The Company also considers the guidance in ASC 606-10-32-11 through 32-13 on constraining estimates of variable consideration to determine whether the estimated amount of variable consideration should be included in the transaction price. The Company considers the factors in ASC 606-10-32-12 and observes that the amount of consideration is highly susceptible to factors outside the Company’s influence (that is, inherently variable depending on future customer actions, and there is no historical data to support any of the estimates). As such, it cannot conclude that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Consequently, the Company believes that it should not include any variable consideration in the transaction price.

For the algorithms and big data models brokered by the Company, customer simultaneously receives and consumes the benefits as the services are rendered by the Company, i.e., access to and utilize the models according to the customers’ needs. Because the revenue generated from brokering the algorithms and big data models meets one of the criteria set out in ASC 606-10-25-27, the revenue from brokering the algorithms and big data models qualifies to be recognized over time, with the fixed consideration (i.e., the minimum usage payment) recognized ratably across the contract period.

According to the agreement, the customer is required to settle the actual usage amounts on a quarterly basis and make payment within 60 days from the date signed on the usage confirmation letter, and any shortfall against the minimum usage requirement within 90 days from the end of the contract term, i.e. September 30, 2024. The customer adheres to the payment term and pays before the due date.

The Company follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the services itself (that is, the entity is a principal) or to arrange for those services to be provided by another party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified services to be provided to the customer.

Step 2: Assess whether it controls each specified service before that service is transferred to the customer.

Under the agreement the Company has in place with its customer, the Company does not have primary responsibility for providing algorithms and big data models but brokering them from a vendor. The models are primarily controlled by the vendor, who sets the transaction price or income to be shared with the Company in separate documents. The Company has no control over the models and cannot determine the transaction price set by the vendor. Furthermore, it has been stated in the agreement that the models are run by the vendor, and the Company would be indemnified by the vendor for any issues, damages, and claims related to the services. The responsibility of the Company is simply to broker the algorithms and big data models from the vendor to its customer. The Company concludes it has no primary responsibility in the function but acts as an agent between its customer and the vendor. The Company recognizes revenue at the net amount after deducting the amount it is required to pay to the vendor.

Providing the algorithms and big data models directly to its customers

Since it acquired the related fintech solution from the vendor in August 2024, the Company provides the fintech services related to the provision of algorithms and big data models to its customers directly in return for fee income. The Company enters into distinct fintech services agreements with its customers to provide algorithms and big data models owned by the Company for the customers’ use in return for a fintech service fee.

The Company accounts for the fintech services related to provision of algorithms and big data models as a single performance obligation in accordance with ASC 606-10-25-14(b). This is because it provides a series of distinct services that are substantially the same by making the algorithms and big data models available for the customers’ use during a fixed period, and these services have the same pattern of transfer (the services transfer to the customer over time and use the same method to measure progress — that is, a time-based measure of progress).

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

For contracts enacted before the acquisition of the related fintech solution, the pricing structure for the fintech services related to the provision of algorithms and big data models includes a fixed component based on a predetermined amount of usage and a variable component as detailed under “Brokering the algorithms and big data models” above. While the Company transitioned to directly providing these fintech services to customers in exchange for fee income after acquiring the related fintech solution, it continues to honor the existing pricing structure for contracts executed prior to the acquisition until those contracts are completed.

For contracts enacted after the acquisition of the related fintech solution, the previous pricing structure is no longer offered. As stated in the agreement, the pricing structure for the fintech services related to the provision of algorithms and big data models is based solely on usage (i.e., the actual usage payment) during the service period. The variable consideration allocation exception is applied as (1) the usage-based fees are related to a specific outcome and (2) allocation of the variable consideration to each distinct service period (e.g. each month) would meet the allocation objective (i.e., the usage-based pricing represents the amount of consideration to which the Company expects to be entitled upon the transfer of each and every distinct service, which is based on each increment of time within the series). Accordingly, the Company is not required to estimate the amount of variable consideration to which it would be entitled at contract inception and instead can recognize revenue as the customer’s usage occurs.

For the algorithms and big data models provided directly by the Company to its customers, customers simultaneously receive and consume the benefits as the services are rendered by the Company, i.e., access to and utilize the models according to the customers’ needs. Because the revenue generated from provision the algorithms and big data models meets one of the criteria set out in ASC 606-10-25-27, the revenue from the provision of algorithms and big data models qualifies to be recognized over time, with the variable consideration (i.e., the actual usage payment) recognized based solely on usage during the service period.

According to the agreement, the customers are required to settle the actual usage amounts on a quarterly basis and make payment within 60 days from the date signed on the usage confirmation letter. The customer adheres to the payment term and pays before the due date.

The Company follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the services itself (that is, the entity is a principal) or to arrange for those services to be provided by another party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified services to be provided to the customer.

Step 2: Assess whether it controls each specified service before that service is transferred to the customer.

Under the agreements the Company has with its customers, the Company has primary responsibility for providing algorithms and big data models. The fintech solution is fully owned and controlled by the Company, which has the authority to direct its use and derive substantially all of the remaining benefits from it. The Company also has full discretion to set the transaction prices in its agreements with customers. Furthermore, the Company is responsible for addressing and resolving any issues related to the models that are identified by customers. Based on these considerations, the Company concludes that it acts as a principal in its contracts with customers and recognizes revenue on a gross basis.

Fintech service fees – blockchain

The Company enters into distinct fintech services agreement with its customer to provide a blockchain system developed by a vendor for the customer’s use. As stipulated in the agreement, the Company will charge a one-time fixed services fee income for the system provided.

The fintech service agreement related to the procurement of the blockchain system is distinct and is identified as one performance obligation. The Company is obligated to make available a blockchain system developed by a vendor for the customer’s use. The fintech services is considered to be distinct that Company promises to transfer and is therefore considered to be one single performance obligation under ASC 606-10-25-14.

For blockchain system procured by the Company, the customer does not simultaneously receive and consume the benefits as the services are rendered, i.e. the system would only be consumed by the customer once it is implemented and operational.

The Company also does not create or enhance an asset that the customer controls as the performance obligation is simply to distribute the system for the customer use. No asset will be created by the Company as part of the performance obligation whilst the Company is simply to procure a blockchain model for the use of the customer. The customer would only be allowed the access to the system upon the product distribution and system implementation.

The Company does not have an enforceable right to payment for performance completed to date. The services rendered by the Company are system procurement and implementation. The Company will only be entitled to fee upon the successful implementation of the system for the customer pursuant to the contracts without payment for performance completed to date.

Because the revenue generated from procuring the blockchain system does not meet any of the criteria set out in ASC 606-10-25-27, the revenue from procuring the blockchain system does not qualify to be recognized over time but at a point in time.

Revenue from providing the blockchain system to a customer is recognized at a point in time when the system is implemented and operational for the customer.

Under the agreement, it requires payment within 60 days following the implementation of system. The customer adheres to the payment term and pays before the due date.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

The Company follows the rules and guidance set out under ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the services itself (that is, the entity is a principal) or to arrange for those services to be provided by another party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified services to be provided to the customer.

Step 2: Assess whether it controls each specified service before that service is transferred to the customer.

Under the agreement the Company has in place with its customer, the Company does not have primary responsibility for providing the blockchain system but procuring them from a vendor. The system is primarily controlled by the vendor, who sets the transaction price or income to be shared with the Company in separate documents. The Company has no control over the system and cannot determine the transaction price set by the vendor. Furthermore, it has been stated in the agreement that the system is run by the vendor, and the Company would be indemnified by the vendor for any issues, damages, and claims related to the services. The responsibility of the Company is simply to procure the blockchain system from the vendor for its customer’s use. The Company concludes it has no primary responsibility in the function but acts as an agent between its customer and the vendor. The Company recognizes revenue at the net amount after deducting the amount it is required to pay to the vendor.

Investment brokerage fees

The Company enters into a distinct investment brokerage agreement with its customers by assisting them in acquiring a stake in specific investments in return for a one-time fixed investment brokerage fee.

The Company is obligated to assist the customers to acquire a stake in specific investments. The investment brokerage services the Company promises to provide to its customers are considered distinct and therefore constitute a single performance obligation.

Under the investment brokerage services, the customers do not simultaneously receive and consume the benefits provided by the Company, as the services rendered by the Company will only be consumed by the customers upon the successful registration of their stake in the investments.

The Company also does not create or enhance an asset that the customers control. No asset is created for the customers prior to the successful registration of their stake in the investments. The customers become entitled to the stake in the investments only upon the successful registration.

The Company does not have an enforceable right to payment for performance completed to date. Pursuant to the contracts with customers, the Company is only entitled to the revenue upon the successful registration of the stake in the investments, without any payment for performance completed to date.

Because the revenue generated from investment brokerage services does not meet any of the criteria set out in ASC 606-10-25-27, the revenue from providing investment brokerage services does not qualify to be recognized over time but rather at a point in time.

Revenue from providing investment brokerage services is recognized at a point in time when the transaction is complete and the Company’s performance obligation is fulfilled, as evidenced by the successful registration of the customers’ stake in the specific investments.

Agreements of investment brokerage services generally require payment within 30 days to 6 months following the completion of services. Most customers adhere to the payment terms, and the majority of them pay on or before the due date.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (Continued)

Project research fees

The Company enters into a distinct project research agreement with its customers for providing them with project research reports in relation to specific projects in industrial parks in China in return for a one-time fixed project research fee.

The Company is obligated to deliver its customers project research reports in relation to specific projects in industrial parks in China. The project research services the Company promises to provide to its customers are considered distinct and are therefore considered to be a single performance obligation.

Under the project research services, the customers do not simultaneously receive and consume the benefits provided by the Company, as the services rendered by the Company are only consumed by the customers upon receipt of the completed project research reports. The Company does not render other advisory services to the customers during the research process, and the customers do not benefit from the research undertaken by the Company prior to the delivery of the project research reports. The project research reports are prepared specifically for the projects, but are not customized for the customers. Instead of being exclusive to the customers, the Company retains the right to share the project research reports with other stakeholders.

The Company does not create or enhance an asset that the customer controls. Pursuant to the agreements with its customers, the customers have no right to obtain the incomplete reports during the research process. The customers may not obtain physical possession of or title to the project research reports until the reports are finalized. Thus, the customers do not control the report in progress. Therefore, the customers do not control the assets created or enhanced by the Company during the report research process.

The Company does not have an enforceable right to payment for performance completed to date. Pursuant to the contracts with customers, the Company is only entitled to revenue upon the delivery of the project research reports, without payment for performance completed to date.

Because the revenue from project research reports does not meet any of the criteria set out in ASC 606-10-25-27, the revenue from providing project research services does not qualify to be recognized over time, but rather at a point in time.

Revenue from providing project research services is recognized at a point in time when the transaction is complete and the Company’s performance obligation is fulfilled, as evidenced by the delivery of the complete project research reports.

Agreements of project research services generally require payment within 30 to 90 days following the completion of services. Most customers adhere to the payment terms, and the majority of them pay on or before the due date.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Revenue recognition (continued)

Sources of revenue

(a) Disaggregated information of revenue by major sources are as follows:

	For the Six Months Ended March 31, 2026
	Third parties	Total
Revenue from contracts with customers recognized over time
Fintech service fees – algorithm and big data	$1,146,452	$1,146,452

Revenue from other sources
Interest income and others (note)	1,296	1,296
	$1,147,748	$1,147,748

	For the Six Months Ended March 31, 2025
	Third parties	Related party	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$23,230	$-	$23,230
Project research fees	64,294	-	64,294

Revenue from contracts with customers recognized over time
Administrative services fees	-	33,708	33,708
Fintech service fees – algorithm and big data	1,804,496	-	1,804,496

Revenue from other sources
Interest income and others (note)	280	-	280
	$1,892,300	$33,708	$1,926,008

	For the Six Months Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$22,888	$-	$22,888
Investment brokerage fees	127,903	-	127,903

Revenue from contracts with customers recognized over time
Administrative services fees	-	33,528	33,528
Fintech service fees – algorithm and big data	131,842	-	131,842

Revenue from other sources
Interest income and others (note)	18,839	-	18,839
	$301,472	$33,528	$335,000

Note:

Interest income and others primarily consist of interests earned on bank deposits and sundry income, which are not within the scope of ASC 606.

Interest income is recognized using the effective interest method.

Interest income and others recognized for the six months ended March 31, 2026, 2025 and 2024 are broken down as below.

	For the Six Months Ended March 31,
	2026	2025	2024
Interests on bank deposits	$1,296	$280	$1,169
Sundry income	-	-	17,670
	$1,296	$280	$18,839

(b) Disaggregated information of revenue by geographical area is as follows:

	For the Six Months Ended March 31, 2026
	Third parties	Total

Macau	$1,296	$1,296
Hong Kong	104,763	104,763
The mainland of the People’s Republic of China (the “PRC”)	1,041,689	1,041,689
	$1,147,748	$1,147,748

	For the Six Months Ended March 31, 2025
	Third parties	Related party	Total

Macau	$64,574	$33,708	$98,282
The mainland of the People’s Republic of China (the “PRC”)	1,827,726	-	1,827,726
	$1,892,300	$33,708	$1,926,008

	For the Six Months Ended March 31, 2024
	Third parties	Related party	Total

Macau	$146,742	$33,528	$180,270
The mainland of the People’s Republic of China (the “PRC”)	154,730	-	154,730
	$301,472	$33,528	$335,000

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Costs of obtaining a customer contract

Costs of obtaining a customer contract

Pursuant to ASC 340-40, incremental costs incurred to obtain a customer contract—such as certain commission expenses—are capitalized if they would not have incurred if the contract had not been obtained and if the Company expects to recover those costs. No other amounts are capitalized as a cost of obtaining because no expenditures have been identified that meet the requisite capitalization criteria. The Company amortizes deferred commissions on a systematic basis that aligns with the transfer to customers of the services to which the commissions relate. In addition, the Company has adopted the practical expedient whereby costs associated with obtaining a revenue contract can be expensed as incurred so long as the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the six months ended March 31, 2026, 2025 and 2024, all commission expense of $154,407, $243,521 and $35,220, respectively, was subject to this practical expedient, as it related solely to contracts with service periods of less than one year.

Employee benefit plan

Employee benefit plan

Employees of the Company located in Macau participate in a compulsory retirement benefit scheme as required by the local laws in Macau. Contributions are required by both the Company and its employees at MOP60 and MOP30 per month, respectively. During the six months ended March 31, 2026, 2025 and 2024, the total amount charged to the unaudited condensed consolidated statements of operations and comprehensive (loss) income in respect of the Company’s costs incurred in the scheme was $307, $404 and $432, respectively.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740, Income Taxes. The provision for income taxes consists of current taxes and deferred taxes.

Current tax included Macau income tax and the PRC withholding tax.

The Macau income tax is recognized based on the results for the year, as adjusted for items that are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The PRC withholding tax is a deduction from payments made by PRC customer to the Company. The withholding tax rates can vary depending on the type of income and the tax status of the recipient. Based on the tax rules currently in effect in the PRC, the withholding tax rate is 10% for income received by the Company from its PRC customer. The withholding tax is treated as an income tax since it is assessed based on the income and is paid on behalf of the Company by its PRC customer. Furthermore, under the “Arrangement between the Mainland of China and the Macau Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income,” the 10% withholding tax paid in the PRC can be credited against our Macau complementary tax liability on the same income.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be realized upon examination. Penalties and interest incurred related to the underpayment of income tax are classified as income tax expense in the period incurred. The Company considers that there were no uncertain tax positions as of March 31, 2026 and September 30, 2025, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

The Company is subject to VAT at the rate of 6% and related surcharges in the PRC for services rendered to its PRC customer. The Company reports revenues net of VAT for all the periods presented in the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

Segment reporting

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended September 30, 2025, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) reviews consolidated results when making decisions, allocating resources and assessing performance of the Company. Although the CODM reviews revenue disaggregated by the type of services the Company provides, there is no allocation of direct and indirect costs. As such, this disaggregation does not constitute a separate measure of segment profit or loss. The Company carries out all its business activities and operations in Macau. All transactions are concluded and completed in Macau with similar terms and conditions.

The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income that also is reported as consolidated net income on the consolidated statements of operations and comprehensive (loss) income, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM does not review disaggregated expense information when assessing performance or making operational decisions. Instead, the CODM evaluates expenses on a consolidated basis only. Other segment items included provision for income taxes, which are reflected in the segment and consolidated net income. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) according with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS further takes into account of the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the six months ended March 31, 2026, 2025 and 2024, the Company had no dilutive stocks.

Translation of foreign currencies

Translation of foreign currencies

The Company’s principal place of operations is Macau. The financial position and results of its operations are determined using the Macanese Pataca (“MOP”), the local currency, as the functional currency. The Company’s unaudited condensed consolidated financial statements are presented in U.S. Dollars (“US$” or “$”). The results of operations and the unaudited condensed consolidated statements of cash flows, denominated in the functional currency, are translated to US$ at the average rate of exchange during the reporting period. Assets and liabilities denominated in the functional currency at the balance sheet date are translated to US$ at the applicable rates of exchange in effect at that date. The equity, denominated in the functional currency, is translated to US$ at the historical rate of exchange at the time of the transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income or loss in the unaudited condensed consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive (loss) income.

The following table outlines the exchange rates between MOP and US$ that are used in preparing these unaudited condensed consolidated financial statements:

	As of March 31, 2026	As of September 30, 2025
Year-end spot rate	8.0717	8.0162

	For the Six Months Ended March 31,
	2026	2025	2024
Average rate	8.0081	8.0101	8.0530

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 – Quoted prices in active markets for identical assets and liabilities.

Level 2 – Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

As of March 31, 2026 and September 30, 2025, financial instruments of the Company comprised primarily cash, receivables from customers, deposits and other assets, amounts due to related parties, accounts payable and accrued expenses and other liabilities. The Company concludes that the carrying amounts of these financial instruments approximate their fair values because of the short-term nature of these instruments.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024

3. Summary of Significant Accounting Policies (Continued)

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, is disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the impact of the on its unaudited condensed consolidated financial statements and related disclosures.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of the on its unaudited condensed consolidated financial statements and related disclosures.

In July 2025, FASB issued ASU No. 2025-05, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). This provides all entities with a practical expedient in developing reasonable and supportable forecasts as part of estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. ASU No. 2025-05 is effective on a prospective basis or annual periods beginning after December 15, 2025, though early adoption and retroactive application is permitted. The Company is currently evaluating the impact of the on its unaudited condensed consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated balance sheets, statements of operations and comprehensive (loss) income and statements of cash flows.